Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Ordinary Shares Subject to Redemption

As of June 30, 2026, the Class A ordinary shares subject to redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$57,500,000
Less:
Proceeds allocated to Public Share Rights	(2,415,000)
Class A ordinary shares issuance costs	(2,332,922)
Plus:
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	284,455
Accretion of carrying value to redemption value	303,957
Class A ordinary shares subject to possible redemption, December 31, 2025	$53,340,490
Plus:
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	509,125
Accretion of carrying value to redemption value	922,419
Class A ordinary shares subject to possible redemption, March 31, 2026	$54,772,034
Plus:
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	515,625
Accretion of carrying value to redemption value	938,456
Class A ordinary shares subject to possible redemption, June 30, 2026	$56,226,115

As of December 31, 2025, the Class A ordinary shares subject to redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$57,500,000
Less:
Proceeds allocated to Public Share Rights	(2,415,000)
Class A ordinary shares issuance costs	(2,332,922)
Plus: Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	284,455
Accretion of carrying value to redemption value	303,957
Class A ordinary shares subject to possible redemption, December 31, 2025	$53,340,490

Schedule of Earnings (Loss) Per Share

The net income (loss) per share presented in the unaudited condensed consolidated statements of operations is based on the following:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,	For the Period from January 13, 2025 (inception) to June 30,
	2026	2025	2026	2025
Net income (loss)	$87,581	$(37,000)	$237,755	$(46,052)
Subsequent measurement of ordinary shares subject to redemption (interest earned in Trust Account)	(515,625)	-	(1,024,750)	-
Accretion of Class A ordinary shares to redemption value	(938,456)	-	(1,860,875)	-
Net loss including accretion of Class A ordinary shares to redemption value	$(1,366,500)	$(37,000)	$(2,647,870)	$(46,052)
	For the Three Months Ended June 30, 2026		For the Three Months Ended June 30, 2025
	Redeemable Class A Ordinary Shares	Non- redeemable Class A and Class B Ordinary Shares	Redeemable Class A Ordinary Shares	Non- redeemable Class A and Class B Ordinary Shares
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net loss	$(1,064,000)	$(302,499)	$—	$(37,000)
Subsequent measurement of ordinary shares subject to redemption (interest earned in Trust Account)	515,625	—	—	—
Accretion of carrying value of ordinary shares subject to possible redemption to redemption value	938,456	—	—	—
Allocation of net income (loss)	390,080	(302,499)	—	(37,000)

Denominator:
Basic and diluted weighted average shares outstanding	5,750,000	1,634,750	—	1,375,000
Basic and diluted net income (loss) per ordinary share	$0.07	$(0.19)	$—	$(0.03)

	For the six months ended June 30, 2026		For the Period from January 13, 2025 (inception) to June 30, 2025
	Redeemable Class A Ordinary Shares	Non- redeemable Class A and Class B Ordinary Shares	Redeemable Class A Ordinary Shares	Non- redeemable Class A and Class B Ordinary Shares
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net loss	$(2,061,715)	$(586,155)	$—	$(46,052)
Subsequent measurement of ordinary shares subject to redemption (interest earned in Trust Account)	1,024,750	—	—	—
Accretion of carrying value of ordinary shares subject to possible redemption to redemption value	1,860,875	—	—	—
Allocation of net income (loss)	823,910	(586,155)	—	(46,052)

Denominator:
Basic and diluted weighted average shares outstanding	5,750,000	1,634,750	—	907,738
Basic and diluted net income (loss) per ordinary share	$0.14	$(0.36)	$—	$(0.05)
As of December 31, 2025, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted net income (loss) per share is the same as basic net income (loss) per ordinary share for the period presented.
For the Period from January 13, 2025 (inception) through December 31, 2025
Net loss	$(19,738)
Subsequent measurement of Class A ordinary shares subject to redemption	(284,455)
Accretion of carrying value to redemption value	(303,957)
Net loss including accretion of carrying value to redemption value	$(608,150)

	For the Period from January 13, 2025 (inception) through December 31, 2025
	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net loss including accretion of carrying value to redemption value	$(231,407)	$(376,743)
Subsequent measurement of Class A ordinary shares subject to redemption (interest earned on trust account)	284,455	-
Accretion of Class A ordinary shares subject to possible redemption to redemption value	303,957	-
	$357,005	$(376,743)

Denominator:
Basic and diluted weighted average shares outstanding	784,091	1,276,543
Basic and diluted net income (loss) per Class A ordinary share	$0.46	$(0.30)